Significant Accounting Policies	12 Months Ended
Dec. 31, 2024
Significant Accounting Policies [Abstract]
Significant Accounting Policies
2.	Significant Accounting Policies:

(a)	Principles of Consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (U.S. GAAP) and include the accounts and operating results of United and its wholly-owned subsidiaries where United has control. Control is presumed to exist when United, through direct or indirect ownership, retains the majority of the voting interest. In addition, United evaluates its relationships with other entities to identify whether they are variable interest entities and to assess whether it is the primary beneficiary of such entities. If the determination is made that the Company is the primary beneficiary, then that entity is included in the consolidated financial statements. When the Company does not have a controlling interest in an entity, but exerts a significant influence over the entity, the Company applies the equity method of accounting. All intercompany balances and transactions have been eliminated on consolidation.
The Company deconsolidates a subsidiary or derecognizes a group of assets when the Company no longer controls the subsidiary or group of assets specified in Accounting Standards Codification (ASC or Codification) 810-10-40-3A. When control is lost, the Company derecognizes the assets and liabilities of the qualifying subsidiary or group of assets. The Financial Accounting Standards Board (“FASB”) concluded that the loss of control and the related deconsolidation of a subsidiary or derecognition of a group of assets specified in ASC 810-10-40-3A is a significant economic event that changes the nature of the investment held in the subsidiary or group of assets. Based on this consideration, a gain or loss is recognized upon the deconsolidation of a subsidiary or derecognition of a group of assets.
(b)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Significant items subject to such estimates include evaluation of relationships with other entities to identify whether they are variable interest entities, determination of vessel useful lives and determination of vessels’ impairment.
(c)	Foreign Currency Translation

United’s functional currency is the United States dollar since the Company’s vessels operate in international shipping markets and therefore primarily transact business in U.S. Dollars. The Company’s books of accounts are maintained in U.S. Dollars. Transactions involving other currencies are translated into the United States dollar using exchange rates that are in effect at the time of the transaction. At the balance sheet dates, monetary assets and liabilities, which are denominated in other currencies, are translated to United States dollars at the foreign exchange rate prevailing at year-end. Gains or losses resulting from foreign currency translation are reflected in the consolidated statement of operations.
(d)	Concentration of Credit Risk

Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of cash and cash equivalents and accounts receivable trade. The Company places its cash and cash equivalents and restricted cash, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of the financial institutions in which it places its deposits. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of the financial condition of its customers, receives charter hires in advance and generally does not require collateral for its accounts receivable.
(e)	Cash and Cash Equivalents

United considers time deposits and all highly liquid investments with an original maturity of three months or less to be cash equivalents.
(f)	Term Deposits

United classifies time deposits and all highly liquid investments with an original maturity of more than three months as term deposits.
(g)	Restricted Cash

Restricted cash is excluded from cash and cash equivalents. Restricted cash represents minimum cash deposits or cash collateral deposits required to be maintained with certain banks under the Company’s borrowing arrangements or in relation to bank guarantees issued on behalf of the Company, which are legally restricted as to withdrawal or use. In the event that the obligation relating to such deposits is expected to be terminated within the next twelve months, these deposits are classified as current assets; otherwise, they are classified as non-current assets.
(h)	Accounts Receivable Trade

Accounts receivable trade at each balance sheet date, includes receivables from charterers for hire, freight and demurrage billings, net of a provision for doubtful accounts. Receivables related to spot voyages are determined to be unconditional and are included in “Accounts Receivable Trade”. At each balance sheet date, all potentially uncollectible accounts are assessed individually for purposes of determining the appropriate provision for doubtful accounts. The Company also assessed the provisions of ASC 326, Financial Instruments—Credit Losses, by assessing the counterparties’ credit worthiness and concluded that there is no material impact in the Company’s financial statements as of December 31, 2024 and 2023. No provision for doubtful accounts was established as of December 31, 2024 and 2023.
(i)	Inventories

Inventories consist of lubricants and bunkers, which are measured at the lower of cost or net realizable value. Net realizable value is defined as estimated selling prices in the ordinary course of business, less reasonably predictable costs of completion, disposal and transportation.  Cost is determined by the first in, first out method.
(j)	Insurance Claims

The Company records insurance claim recoveries for insured losses incurred on damage to fixed assets and for insured crew medical expenses and for legal fees covered by directors’ and officers’ liability insurance. Insurance claim recoveries are recorded, net of any deductible amounts, at the time the Company’s fixed assets suffer insured damages or when crew medical expenses are incurred, recovery is probable under the related insurance policies, the claim is not subject to litigation and the Company can make an estimate of the amount to be reimbursed. The classification of the insurance claims into current and non-current assets is based on management’s expectations as to their collection dates. The Company assesses the counterparties’ credit worthiness according to provisions of ASC 326, Financial Instruments—Credit Losses.  No provision for credit losses was recorded with regards to any insurance claims which might have existed as of December 31, 2024 and 2023.
(k)	Vessels

Vessels acquired as a part of a business combination are recorded at fair market value on the date of acquisition. Vessels acquired as asset acquisitions are stated at historical cost, which consists of the contract price less discounts, plus any material expenses incurred upon acquisition (delivery expenses and other expenditures to prepare for the vessel’s initial voyage). Vessels acquired from entities under common control are recorded at historical cost. Subsequent expenditures for conversions and major improvements are capitalized when they appreciably extend the life, increase the earning capacity or improve the efficiency or safety of the vessels. Expenditures for routine maintenance and repairs are expensed as incurred.

In addition, other long-term investments relating to vessels’ equipment not yet installed, are included in “Deferred charges and other investments, non-current” in the consolidated balance sheets. Amounts paid (if any) for other investments, non-current, that refer to equipment for the vessels not yet installed are included in “Vessels acquisitions and improvements” under “Cash flows from investing activities” in the consolidated statements of cash flows.
(l)	Vessel Depreciation

Depreciation is computed using the straight-line method over the estimated useful life of the vessels (25 years), after considering the estimated salvage value. Salvage value is estimated by the Company by taking the cost of steel times the weight of the ship noted in lightweight ton (“LWT”). Salvage values are periodically reviewed and revised to recognize changes in conditions, new regulations or for other reasons. Revisions of salvage values affect the depreciable amount of the vessels and affect depreciation expense in the period of the revision and future periods.

Effective January 1, 2024 and following management’s reassessment of the residual value of the vessels, the estimated scrap value per LWT was increased to $0.35 from $0.30. Management’s estimate was based on the average demolition prices prevailing in the market in the last 15 years. The effect of this change in accounting estimate, which did not require retrospective application as per ASC 250 “Accounting Changes and Error Corrections”, was to decrease net loss for the year ended December 31, 2024, by $786 or $0.09 per weighted average number of shares, both basic and diluted based on the Company’s existing fleet as of January 1, 2024.
(m)	Impairment of Long-Lived Assets (Vessels) and Right-of-use assets

The Company reviews its long-lived assets (vessels) and right-of-use assets for impairment whenever events or changes in circumstances, such as prevailing market conditions, obsolesce or damage to the asset, business plans to dispose a vessel earlier than the end of its useful life and other business plans, indicate that the carrying amount of the assets, plus any unamortized dry-docking costs or right-of use assets, may not be recoverable. The volatile market conditions with decreased charter rates and decreased vessel market values are conditions that the Company considers to be indicators of a potential impairment for its vessels and right-of use assets.
The Company determines undiscounted projected operating cash flows for each vessel and right-of use asset and compares it to the vessel’s carrying value, plus any unamortized dry-docking costs or right-of-use asset. When the undiscounted projected operating cash flows expected to be generated by the use of the vessel and/or its eventual disposition and right-of-use asset are less than the vessel’s carrying value, plus any unamortized dry-docking costs or right-of-use asset, the Company impairs the carrying amount of the vessel or right-of-use asset. Measurement of the impairment loss is based on the fair value of the asset as determined by independent valuators and use of available market data. The undiscounted projected operating cash inflows are determined by considering the charter revenues from existing time charters for the fixed fleet days and an estimated daily time charter equivalent for the non-fixed days (based on a combination of one year charter rates estimates and the average of the trailing 10-year historical charter rates, excluding outliers) adjusted for commissions, expected off hires due to scheduled maintenance and estimated unexpected breakdown off hires. The undiscounted projected operating cash outflows are determined by applying various assumptions regarding vessel operating expenses and scheduled maintenance.
For the year ended December 31, 2024, indicators of impairment existed for two of the Company’s vessels and one of the Company’s right-of use assets. The carrying value of the Company’s vessels plus any unamortized dry-docking costs and right-of use-assets for which impairment indicators existed as at December 31, 2024, was $44,009 and $27,560, respectively. From the impairment exercise performed, the undiscounted projected operating cash flows expected to be generated by the use of these two vessels and one right-of-use asset were higher than the vessels’ carrying value, plus any unamortized dry-docking costs and right-of-use assets, and thus the Company concluded that no impairment charge should be recorded.
(n)	Assets held for sale

The Company classifies a vessel along with associated inventories as being held for sale when all of the criteria under ASC 360, Property, Plant and Equipment, are met: (i) management has committed to a plan to sell the vessel; (ii) the vessel is available for immediate sale in its present condition; (iii) an active program to locate a buyer and other actions required to complete the plan to sell the vessel have been initiated; (iv) the sale of the vessel is probable, and transfer of the asset is expected to qualify for recognition as a completed sale within one year; (v) the vessel is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (vi) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn. Vessels classified as held for sale are measured at the lower of their carrying amount or fair value less cost to sell. The resulting difference, if any, is recorded under “Impairment loss” in the consolidated statements of operations. The vessels are not depreciated once they meet the criteria to be classified as held for sale.
(o)	Dry-Docking and Special Survey Costs

The Company follows the deferral method of accounting for dry-docking costs and special survey costs whereby actual costs incurred are deferred and are amortized on a straight-line basis over the period through the date the next survey is scheduled to become due. Dry-docking costs which are not fully amortized by the next dry-docking period are expensed. Amounts are included in “Deferred charges and other investments, non-current”.
(p)	Commitments and Contingencies

Liabilities for loss contingencies, arising from claims, assessments, litigation, fines and penalties, environmental and remediation obligations and other sources are recorded when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated.
(q)	Revenue Recognition

Revenues are generated from time charters and spot charters. Revenues generated from time charter agreements contain a lease as they meet the criteria of a lease under ASC 842. Agreements with the same charterer are accounted for as separate agreements according to their specific terms and conditions. All agreements contain a minimum non-cancellable period and an extension period at the option of the charterer. Each lease term is assessed at the inception of that lease. Under a time charter agreement, the charterer pays a daily hire for the use of the vessel and reimburses the owner for hold cleanings, extra insurance premiums for navigating in restricted areas and damages caused by the charterers.

Time charter revenue is recorded over the term of the charter agreement as the service is provided and collection of the related revenue is reasonably assured. Under a time charter, revenue is adjusted for a vessel’s off hire days due to major repairs, dry dockings or special or intermediate surveys. Revenues from time charter agreements providing for varying annual rates are accounted for as operating leases and thus recognized on a straight-line basis over the non-cancellable rental periods of such agreements, as service is performed. Time charter agreements may include ballast bonus payments made by the charterer which serve as compensation for the ballast trip of the vessel to the delivery port, which are deferred and also recognized on a straight line basis over the charter period. Deferred revenue includes cash received prior to the balance sheet date for which all criteria to recognize as revenue have not been met. The Company, as lessor, has elected not to separate lease and non-lease components (operation and maintenance of the vessel) as their timing and pattern of transfer to the charterer, as the lessee, are the same and the lease component, if accounted for separately, would be classified as an operating lease. Additionally, the lease component is considered the predominant component as the Company has assessed that more value is ascribed to the vessel rather than to the services provided under the time charter contracts. Vessels are employed on short to medium-term time charter contracts, which provide flexibility in responding to market developments. For dry bulk vessels, rental income on the Company’s time charters is calculated at an index linked rate based on the five T/C routes rate of the Baltic Capesize Index and Baltic Panamax Index. Under the terms of our dry bulk vessels’ time charter agreements, the Company has the option to convert the floating index linked rate into a fixed charter rate based on the prevailing forward freight agreement curves.

Spot charter agreements are charter hires, where a contract is made in the spot market for the use of a vessel for a specific voyage at a specified charter rate per ton of cargo. Spot charter revenue is recognized on a pro-rata basis over the duration of the voyage from loading to discharge, when a voyage agreement exists, the price is fixed or determinable, service is provided and the collection of the related revenue is reasonably assured.  For voyage charters, the Company satisfies its single performance obligation to transfer cargo under the contract over the voyage period. The Company has taken the practical expedient not to disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less.

Demurrage income, which is considered a form of variable consideration, is included in voyage revenues, and represents payments by the charterer to the vessel owner when loading or discharging time exceeds the stipulated time in the voyage charter agreements.
Pool revenue for each vessel is determined in accordance with the profit-sharing mechanism specified within each pool agreement. In particular, the Company’s pool managers aggregate the revenues and expenses of all of the pool participants and distribute the net earnings to participants, as applicable:
•	based on the pool points attributed to each vessel (which are determined by vessel attributes such as cargo carrying capacity, speed, fuel consumption, and construction and other characteristics); or
•	by making adjustments to account for the cost performance, the bunkering fees and the trading capabilities of each vessel; and
•	the number of days the vessel participated in the pool in the period (excluding off-hire days).

The Company records revenue generated from the pools in accordance with ASC 842, Leases, since it assesses that a vessel pool arrangement is a variable time charter with the variable lease payments recorded as income in profit or loss in the period in which the changes in facts and circumstances on which the variable lease payments are based occur.
(r)	Commissions

Commissions, which include address and brokerage commissions, are recognized in the same period as the respective charter revenues. Address commissions to third parties and commissions to related parties (Note 3) are included in “Vessel revenue, net” while brokerage commissions to third parties are included in “Voyage expenses”. For the years ended December 31, 2024, 2023 and 2022, an amount of $1,761, $1,113 and $424, respectively, was included in “Vessel revenue, net” related to commission to third parties.
(s)	Vessel Voyage Expenses

Vessel voyage expenses primarily consist of port, canal, bunker expenses and brokerage commissions that are unique to a particular charter and are paid for by the charterer under time charter agreements and other non-specified voyage expenses. Under a spot charter, the Company incurs and pays for certain voyage expenses, primarily consisting of bunkers consumption, brokerage commissions, port and canal costs. Under ASC 606 and after implementation of ASC 340-40 “Other assets and deferred costs” for contract costs, incremental costs of obtaining a contract with a customer and contract fulfillment costs are capitalized and amortized as the performance obligation is satisfied, if certain criteria are met. Costs to fulfill the contract prior to arriving at the load port primarily consist of bunkers which are deferred and amortized during the charter period. As of December 31, 2024 and 2023, unamortized contract costs amounted to $160 and $NIL are included in the consolidated balance sheets under “Other current assets”. Costs amortized during the year ended December 31, 2024, 2023 and 2022, to fulfill contracts were $125, $NIL, $NIL respectively.

(t)	Fair value of above/ below market acquired time charters:

The Company values any asset or liability arising from the market value of the time charters assumed when a vessel is acquired or contributed. Where vessels are acquired or contributed with existing time charters, the Company determines the present value of the difference between: (i) the contractual charter rate and (ii) the market rate for a charter of equivalent duration prevailing at the time the vessels are delivered. In discounting the charter rate differences in future periods, the Company uses its cost of capital for each vessel. The cost of the acquisition is allocated to the vessel and the in-place time charter attached on the basis of their relative fair values. Such intangible asset or liability is recognized ratably as an adjustment to revenues over the remaining term of the assumed time charter.
(u)	Repairs and Maintenance

All repair and maintenance expenses, including major overhauling and underwater inspection expenses are expensed in the year incurred. Such costs are included in “Vessel operating expenses”.
(v)	Financing Costs

Underwriting, legal and other direct costs incurred with the issuance of long-term debt or to refinance existing debt are deferred and amortized to interest expense over the life of the related debt using the effective interest method under modification guidance. The Company presents unamortized deferred financing costs as a reduction of long-term debt in the accompanying balance sheet. For the accounting of the unamortized deferred financing costs following debt extinguishment, see below (Note 2(ab)).
(w)	Income Taxes

Pursuant to the Internal Revenue Code of the United States (the “Code”), U.S. source income from the international operations of ships is generally exempt from U.S. tax if the company operating the ships meets both of the following requirements: (a) the Company is organized in a foreign country that grants an equivalent exception to corporations organized in the United States and (b) either (i) more than 50% of the value of the Company’s stock is owned, directly or indirectly, by individuals who are “residents” of the Company’s country of organization or of another foreign country that grants an “equivalent exemption” to corporations organized in the United States (50% Ownership Test) or (ii) the Company’s stock is “primarily and regularly traded on an established securities market” in its country of organization, in another country that grants an “equivalent exemption” to United States corporations, or in the United States (Publicly-Traded Test).
Notwithstanding the foregoing, the regulations provide, in pertinent part, that each class of the Company’s stock will not be considered to be “regularly traded” on an established securities market for any taxable year in which 50% or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified stock attribution rules, on more than half the days during the taxable year by persons who each own 5% or more of the value of such class of the Company’s outstanding stock (“5 Percent Override Rule”).
Based on the Company’s analysis of its shareholdings during 2024, the Publicly-Traded Test for the entire 2024 year has been satisfied in that less than 50% of the Company’s issued and outstanding shares were owned by shareholders none of whom owned directly or indirectly 5% or more of the vote and value of such class of stock for more than half the days during the 2024 taxable year. Effectively, the Company and each of its subsidiaries qualify for this statutory tax exemption for the 2024 taxable year.
Certain charterparties of the Company contain clauses that permit the Company to seek reimbursement from charterers of any U.S. tax paid. The Company’s U.S. federal income tax based on its U.S. source shipping income for 2024 and 2023 was $NIL and $NIL, respectively.
(x)	Stock-based Compensation

Stock-based compensation represents vested and non-vested common stock granted to directors and employees for their services as well as to certain employees of the Company’s service providers and non-employees. The Company calculates stock-based compensation expense for the award based on its fair value on the grant date and recognizes it on an accelerated basis over the vesting period. The Company assumes that all non-vested shares will vest. The Company does not include estimated forfeitures in determining the total stock-based compensation expense because it elects to accounts the forfeitures of non-vested shares as incurred. The Company re-evaluates the reasonableness of its assumption at each reporting period.
(y)	Earnings per Share

Basic earnings per common share are computed by dividing net income available to United’s shareholders by the weighted average number of common shares outstanding during the period. Unvested shares granted under the Company’s incentive plan, or else, are entitled to receive dividends which are not refundable, even if such shares are forfeited, and therefore are considered participating securities for basic earnings per share calculation purposes, using the two-class method. The two-class method requires income available to common stockholders for the period to be allocated between common shares and participating securities based upon their respective rights to receive dividends as if all income for the period had been distributed. Diluted earnings per share is computed by (i) dividing net income attributable to common stockholders by the weighted average number of common shares plus (ii) the dilutive effect for warrants and share based payments awards outstanding during the applicable period computed using the treasury stock method which assumes that the “proceeds” upon exercise of these awards or warrants are used to purchase common shares at the average market price for the period and (iii) the dilutive effect of convertible preferred shares, using the if converted method. The two-class method is used for diluted earnings per common share when such is the most dilutive method, considering anti–dilution sequencing as per ASC 260, Earnings Per Share. Potential common shares that have an anti-dilutive effect (i.e. those that increase income per share or decrease loss per share) are excluded from the calculation of diluted earnings per share.
(z)	Segment Reporting

The Company reports financial information and evaluates its operations by total charter revenues and not by the length of vessel employment, customer, type of charter or geographical area as the charterer is free to trade the vessel worldwide and as a result, the disclosure of geographic information is impracticable. Although revenue can be identified for different types of charters, management does not identify expenses, profitability or other financial information for different charters. As a result, management, including the Chief Operating Decision Maker (or “CODM”), reviewed operating results solely by revenue per day and consolidated operating results of the fleet, and thus the Company had determined that it had only one operating and reportable segment and has identified the Chairman and Chief Executive Officer as the CODM in accordance with ASC 280, Segment Reporting. The accounting policies applied to the reportable segment are the same as those used in the preparation of the Company’s consolidated financial statements.
(aa)	Fair Value Measurements

The Company follows the provisions of ASC 820, Fair Value Measurement, which defines and provides guidance as to the measurement of fair value. The guidance creates a fair value hierarchy of measurement and describes fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants in the market in which the reporting entity transacts. In accordance with the requirements of accounting guidance relating to Fair Value Measurements, the Company classifies and discloses its assets and liabilities carried at fair value in one of the following categories:
•	Level 1: Quoted market prices in active markets for identical assets or liabilities;
•	Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data;
•	Level 3: Unobservable inputs that are not corroborated by market data.

(ab)	Debt Modifications and Extinguishments

The Company follows the provisions of ASC 470-50, Modifications and Extinguishments, to account for all modifications or extinguishments of debt instruments, except debt that is extinguished through a troubled debt restructuring or a conversion of debt to equity securities of the debtor pursuant to conversion privileges provided in terms of the debt at issuance. This Subtopic also provides guidance on whether an exchange of debt instruments with the same creditor constitutes an extinguishment and whether a modification of a debt instrument should be accounted for in the same manner as an extinguishment. In circumstances where an exchange of debt instruments or a modification of a debt instrument does not result in extinguishment accounting, this Subtopic provides guidance on the appropriate accounting treatment. Costs associated with new loans or refinancing of existing loans, including fees paid to lenders or required to be paid to third parties on the lender’s behalf for obtaining new loans or refinancing existing loans, are recorded as deferred charges. Costs paid directly to third parties are expensed as incurred. Deferred financing costs are presented as a deduction from the corresponding liability. Such fees are deferred and amortized to interest and finance costs during the life of the related debt using the effective interest method. Unamortized fees relating to loans repaid or refinanced, meeting the criteria of debt extinguishment, are expensed in the period the repayment or refinancing is made. In particular, ASC 470-50-40-2 indicates that for extinguishments of debt, the difference between the reacquisition price and the net carrying amount of the extinguished debt (which includes any deferred debt issuance costs) should be recognized as a gain or loss when the debt is extinguished and identified as a separate item.
(ac)	Distinguishing Liabilities from Equity

The Company follows the provisions of ASC 480 “Distinguishing liabilities from equity” to determine the classification of certain freestanding financial instruments as either liabilities or equity. The Company, in its assessment for the accounting of the warrants issued in connection with the July 20, 2022 public offering, the Series B Preferred Shares and the Series C Preferred Shares issued to Seanergy in exchange for working capital contribution, has taken into consideration ASC 480 and determined that the warrants, the Series B Preferred Shares and the Series C Preferred Shares should be classified as equity instead of liability. In its assessment for the warrants, the Company identified certain embedded features, examined whether these fall under the definition of a derivative according to ASC 815, Derivatives and Hedging, applicable guidance or whether certain of these features affected the classification. Derivative accounting was deemed inappropriate and thus no bifurcation of these features was performed. Upon exercise of the warrants, the holder is entitled to receive common shares. In its assessment for the Series C Preferred Shares, the Company identified certain features, such as redemption rights, conversion rights, voting rights and dividend rights. In its assessment, the Company examined whether these fall under the definition of a derivative according to ASC 815 applicable guidance or whether certain of these features affected the classification. Derivative accounting was deemed inappropriate and thus no bifurcation of these features was performed. The Company concluded that equity classification was appropriate.

(ad)	Share repurchases

The Company records the repurchase of its common shares at cost. The Company’s common shares repurchased for retirement, are immediately cancelled and the Company’s common stock is accordingly reduced. Any excess of the cost of the shares over their par value is allocated in additional paid-in capital, in accordance with ASC 505-30-30, Treasury Stock.
(ae)	Evaluation of Nonmonetary Transactions

When the Company enters into a nonmonetary transaction as defined broadly under ASC 845, Nonmonetary Transactions, it determines whether the transaction is a contribution of an asset or a business by assessing the definition of a business under ASC 805, Business Combination, and whether the transaction is pro-rata. A transaction is considered pro rata if each owner receives an ownership interest in the transferee in proportion to its existing ownership interest in the transferor (even if the transferor retains an ownership interest in the transferee). In accordance with FASB Topic 805 Business Combinations: Clarifying the Definition of a Business, if substantially all of the fair value of the gross assets acquired in an acquisition transaction are concentrated in a single identifiable asset or group of similar identifiable assets, then the set is not a business. To be considered a business, a set must include an input and a substantive process that together significantly contributes to the ability to create an output. All assets contributed under nonmonetary transactions that do not meet the definition of a business, are measured at their fair values on the transaction date in accordance with ASC 845, if the fair value is objectively measurable and clearly realizable in an outright sale at or near the distribution.
(af)	Sale and Leaseback Transactions

In accordance with ASC 842, the Company, as seller-lessee, determines whether the transfer of an asset should be accounted for as a sale in accordance with ASC 606. The existence of an option for the seller-lessee to repurchase the asset precludes the accounting for the transfer of the asset as a sale unless both of the following criteria are met: (1) the exercise price of the option is the fair value of the asset at the time the option is exercised and (2) there are alternative assets, substantially the same as the transferred asset, readily available in the marketplace; and the classification of the leaseback as a finance lease or a sales-type lease, precludes the buyer-lessor from obtaining control of the asset. The existence of an obligation for the Company, as seller-lessee, to repurchase the asset precludes accounting for the transfer of the asset as sale as the transaction would be classified as a financing arrangement by the Company as it effectively retains control of the underlying asset. If the transfer of the asset meets the criteria of sale, the Company, as seller-lessee recognizes the transaction price for the sale when the buyer-lessor obtains control of the asset, derecognizes the carrying amount of the underlying asset and accounts for the lease in accordance with ASC 842. If the transfer does not meet the criteria of sale, the Company does not derecognize the transferred asset, accounts for any amounts received as a financing arrangement and recognizes the difference between the amount of consideration received and the amount of consideration to be paid as interest.

(ag)	Finance Lease Liabilities & Right-of-Use Assets

Bareboat charter-in agreements that the Company may enter into are accounted for pursuant to ASC 842 and are classified as finance leases if they either involve a purchase obligation or a purchase option that is reasonably certain, at inception, that will be exercised. At the commencement date of the finance lease, a lessee initially measures the lease liability at the present value, using the discount rate determined on the commencement, of the lease payments to be made over the lease term, including any amount for the purchase the vessel, if applicable. Subsequently, the lease liability is increased by the interest on the lease liability and decreased by the lease payments during the period. The interest on the lease liability is determined in each period during the lease term as the amount that produces a constant periodic discount rate on the remaining balance of the liability, taking into consideration the reassessment requirements.
A lessee initially measures the finance right-of-use asset at cost which consists of the amount of the initial measurement of the lease liability; any lease payments made to the lessor at or before the commencement date, less any lease incentives received; and any initial direct costs incurred by the lessee. Subsequently, the finance right-of-use asset is measured at cost less any accumulated amortization and any accumulated impairment losses, taking into consideration the reassessment requirements. A lessee shall amortize the finance right-of-use asset on a straight-line basis (unless another systematic basis better represents the pattern in which the lessee expects to consume the right-of-use asset’s future economic benefits) from the commencement date to the earlier of the end of the useful life of the finance right-of-use asset or the end of the lease term. However, if the lease transfers ownership of the underlying asset to the lessee or the lessee is reasonably certain to exercise an option to purchase the underlying asset, the lessee shall amortize the right-of-use asset to the end of the useful life of the underlying asset. The Company elected the practical expedient on not separating lease components from non lease components in accordance with ASC 842-10-15-37.

(ah)	Equity method investments

Investments in the equity of entities over which the Company exercises significant influence, but does not exercise control, are accounted for by the equity method of accounting in accordance with ASC 323 “Investments-Equity method and joint ventures”. In reaching such a conclusion, the Company first assesses whether it holds variable interests in the investee and, further, whether the investee meets the definition of a variable interest entity (“VIE”). The Company then determines whether it is the investee’s primary beneficiary by considering any special rights (in terms of voting, board representation, kick out rights, or otherwise), that grant it with the power to direct the activities of the investee. In case the investee does not fall under the consolidation guidance, the Company records such an investment at cost and adjusts the carrying amount for its share of the earnings or losses of the entity subsequent to the date of investment and reports the recognized earnings or losses in income. Dividends received, if any, reduce the carrying amount of the investment. When the Company’s share of losses in an investee equals or exceeds its interest in the investee, the Company does not recognize further losses unless the Company has incurred obligations or made payments on behalf of the investee. At each reporting period, the Company also evaluates whether a loss in the value of an investment that is other than a temporary decline should be recognized. In its assessment, the Company evaluates indicators such as market conditions, the investee’s performance, and the ability to sustain an earnings capacity that would justify the carrying amount of the investment and its ability to continue as a going concern. Measurement of the impairment loss is based on the fair value of the investment. As of December 31, 2024, with regards to its investment in RGI Marine Holdings AS (“RGI”), the Company determined that it had variable interests in RGI and that RGI was a VIE, but the Company was not the primary beneficiary of such entity. The Company further evaluated that no loss in the value of its investment in RGI should be recognized (Note 8).

(ai)	Going Concern

Under ASC 205-40, Going Concern, management is required to evaluate whether there is substantial doubt about a company’s ability to continue as a going concern.  For each reporting period, management is required to evaluate whether there are conditions or events that raise substantial doubt about the Company’s ability to continue as a going concern within one year from the date the financial statements are issued. The Company’s cash flow projections indicate that it will be in a position to meet its obligations and cover the liquidity needs that become due in the twelve-month period ending one year after the financial statements are issued.

Recent Accounting Pronouncements Adopted

The Company has adopted ASU 2023-07, which requires the disclosure of significant segment expenses that are part of an entity’s segment measure of profit or loss and regularly provided to the CODM. In addition, it adds or makes clarifications to other segment-related disclosures, such as clarifying that the disclosure requirements in ASC 280 are required for entities with a single reportable segment and that an entity may disclose multiple measures of segment profit and loss. ASU 2023-07 is effective for fiscal years beginning after December 15, 2023 and interim periods beginning after December 15, 2024. The Company has one reportable segment and has identified the Chairman and Chief Executive Officer as the CODM in accordance with ASC 280, Segment Reporting. The accounting policies applied to the reportable segment are the same as those used in the preparation of the Company’s consolidated financial statements. The adoption of ASU No. 2023-07 did not have any effect in the Company’s consolidated financial statements, other than the disclosures made in this paragraph and relevant “Segment Reporting” accounting policy (Note 2z).

Recent Accounting Pronouncements – Not Yet Adopted

In November 2024, the FASB issued ASU 2024-03, “Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses”. The standard is intended to require more detailed disclosure about specified categories of expenses (including employee compensation, depreciation, and amortization) included in certain expense captions presented on the face of the income statement. This ASU is effective for fiscal years beginning after December 15, 2026, and for interim periods within fiscal years beginning after December 15, 2027. Early adoption is permitted. The amendments may be applied either prospectively to financial statements issued for reporting periods after the effective date of this ASU or retrospectively to all prior periods presented in the financial statements. The Company is currently assessing the impact this standard will have on its consolidated financial statements.

There are no other recent accounting pronouncements the adoption of which is expected to have a material effect on the Company’s consolidated financial statements in the current or any future periods.